Shareholder Fees - FidelitySeriesSelectInternationalSmallCapFund-PRO	Dec. 30, 2023 USD ($)
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none